ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS [Text Block]

3. ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS

On July 5, 2023, the Company entered into a Share Purchase Agreement with Lisan Farma Colombia LLC ("Lisan"), a Delaware limited liability company, to sell all its shares in its Colombian related subsidiaries and its Colombian assets for a purchase price of CAD $0.8 million (USD $0.6 million). The sale relates to all of Flora's operations in Colombia, including its interest in (i) its 361-acre Cosechemos farm located in Giron, Colombia and its related processing facilities and inventory and (ii) all other assets relating to Flora Lab 2, Flora Lab 4 and Flora's Colombian food and beverage and consumer products business. The Company received proceeds of CAD $0.5 million during the year ended December 31, 2023 which completed the sale and transfer of Flora Growth Corp Colombia S.A.S, Flora Lab S.A.S., Flora Med S.A.S., Labcofarm Laboratorios S.A.S., Kasa Wholefoods Company S.A.S., Flora Growth Corp. Sucursal Colombia and Flora Beauty LLC Sucursal Colombia. The Company and Lisan completed the sale of Cosechemos Ya S.A.S on November 1, 2023.

The sale enabled the Company to concentrate on its core business divisions, which are lifestyle brands in the United States and international pharmaceutical distribution. The sale was part of several strategic changes to cut costs and streamline operations.

The following table summarizes the major classes of line items included in loss from discontinued operations, net of tax, for the three months ended March 31, 2024 and 2023:

	For the three months ended March 31, 2024	For the three months ended March 31, 2023
Revenue	$-	$788
Cost of sales	-	657
Gross profit from discontinued operations	-	131
Operating expenses
Consulting and management fees	-	369
Professional fees	-	36
General and administrative	-	176
Promotion and communication	-	6
Operating lease expense	-	50
Depreciation and amortization	-	78
Other expense	-	124
Operating loss from discontinued operations	-	(708)
Interest expense	-	-
Net loss before income taxes	-	(708)
Income tax expense	-	11
Loss from discontinued operations	$-	$(719)
Basic loss per share from discontinued operations	$0.00	$(0.11)
Diluted loss per share from discontinued operations	$0.00	$(0.11)

The following table summarizes the significant operating and investing items related to the Colombian subsidiaries for the three months ended March 31, 2024 and 2023

	For the three months ended March 31, 2024	For the three months ended March 31, 2023
Operating activities of discontinued operations
Depreciation and amortization	$-	$78
Investing activities of discontinued operations
Purchases of property, plant and equipment	$-	$94

The subsidiaries sold included Cosechemos Ya S.A.S, which was part of the commercial and wholesale segment; Flora Lab S.A.S, Flora Med S.A.S. and Labcofarm Laboratories S.A.S, which were part of the pharmaceuticals segment; Flora Growth Corp Colombia S.A.S., Kasa Wholefoods Company, S.A.S. and Flora Beauty LLC Sucursal Colombia which were part of the house of brands segment.

The Company applies significant judgement in determining whether a disposal meets the criteria to present as held for sale at the reporting date, and whether the disposal represents a strategic shift that has (or will have) a major effect on its operations and financial results in order to be classified as a discontinued operation. The criteria evaluated are both quantitative and qualitative in nature, to evaluate the significance of the disposal relative to the operations of the Company as a whole. The Company has determined this disposition represents a strategic shift in operations that will have a major effect on the Company's operations and financial results, and accordingly, has been presented as discontinued operations.

5.         ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS

On July 5, 2023, the Company entered into a Share Purchase Agreement with Lisan Farma Colombia LLC ("Lisan"), a Delaware limited liability company, to sell all its shares in its Colombian related subsidiaries and its Colombian assets for a purchase price of CAD $0.8 million (USD $0.6 million). The sale relates to all of Flora's operations in Colombia, including its interest in (i) its 361-acre Cosechemos farm located in Giron, Colombia and its related processing facilities and inventory and (ii) all other assets relating to Flora Lab S.A.S., Flora Med S.A.S. and Flora's Colombian food and beverage and consumer products business. The Company has received proceeds of CAD $0.5 million during the year ended December 31, 2023 which completed the sale and transfer of Flora Growth Corp Colombia S.A.S, Flora Lab S.A.S., Flora Med S.A.S., Labcofarm Laboratorios S.A.S., Kasa Wholefoods Company S.A.S., Flora Growth Corp. Sucursal Colombia and Flora Beauty LLC Sucursal Colombia. The Company and Lisan completed the sale of Cosechemos Ya S.A.S on November 1, 2023.

The sale enables the Company to concentrate on its core business divisions, which are lifestyle brands in the United States and international pharmaceutical distribution. The sale was part of several strategic changes to cut costs and streamline operations.

The Company has presented the associated assets and liabilities of the Colombian subsidiaries as held for sale. The major classes of assets and liabilities classified as held for sale as of December 31, 2023 and December 31, 2022 were as follows:

	December 31, 2023	December 31, 2022
Assets held for sale
Cash	$-	$602
Trade and amounts receivable	-	1,592
Prepaid expenses and other current assets	-	174
Inventory	-	1,341
Total current assets held for sale	-	3,709
Property, plant and equipment	-	3,592
Operating lease right of use assets	-	419
Intangible assets	-	358
Other assets	-	23
Total noncurrent assets held for sale	-	4,392
Total assets held for sale	$-	$8,101
Liabilities held for sale
Current portion of operating lease liability	$-	$72
Other accrued liabilities	-	538
Total current liabilities held for sale	-	610
Non-current operating lease liability	-	308
Total liabilities held for sale	$-	$918

The following table summarizes the major classes of line items included in loss from discontinued operations, net of tax, for years ended December 31, 2023 and 2022:

	For the year ended December 31, 2023	For the year ended December 31, 2022
Revenue	$1,450	$3,770
Cost of sales	1,123	2,607
Gross profit from discontinued operations	327	1,163
Consulting and management fees	847	2,110
Professional fees	82	514
General and administrative	282	1,208
Promotion and communication	14	383
Operating lease expense	93	284
Depreciation and amortization	148	485
Bad debt expense	565	666
Asset impairment	4,704	454
Other (income) expense	125	1,145
Operating loss from discontinued operations	(6,533)	(6,086)
Interest expense (income)	2	(27)
Net loss before income taxes	(6,535)	(6,059)
Loss on disposal of discontinued operations	3,132	-
Income tax expense (benefit)	11	(133)
Loss from discontinued operations	$(9,678)	$(5,926)
Basic loss per share from discontinued operations	$(1.32)	$(1.55)
Diluted loss per share from discontinued operations	$(1.32)	$(1.55)

The following table summarizes the significant operating and investing items related to the Colombian subsidiaries for the years ended December 31, 2023 and 2022

	For the year months ended December 31, 2023	For the year months ended December 31, 2022
Operating activities of discontinued operations
Depreciation and amortization	$148	$485
Bad debt expense	565	666
Asset impairment	4,704	454
Investing activities of discontinued operations
Purchases of property, plant and equipment	$92	$951

The subsidiaries sold included Cosechemos Ya S.A.S, which was part of the commercial and wholesale segment; Flora Lab S.A.S, Flora Med S.A.S. and Labcofarm Laboratories S.A.S, which were part of the pharmaceuticals segment; Flora Growth Corp Colombia S.A.S., Kasa Wholefoods Company, S.A.S. and Flora Beauty LLC Sucursal Colombia which were part of the house of brands segment; Flora Growth Corp. Sucursal Colombia which was part of the corporate segment.

The Company applies significant judgement in determining whether a disposal meets the criteria to present as held for sale at the reporting date, and whether the disposal represents a strategic shift that has (or will have) a major effect on its operations and financial results in order to be classified as a discontinued operation. The criteria evaluated are both quantitative and qualitative in nature, to evaluate the significance of the disposal relative to the operations of the Company as a whole. The Company has determined this disposition represents a strategic shift in operations that will have a major effect on the Company's operations and financial results, and accordingly, has been presented as discontinued operations.

During the year ended December 31, 2023, the Company recorded a loss on disposal of $3.1 million driven by the write-off of the Company's net investment in the Colombian assets.